Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (21,805,693)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	4,296,823	₩ 3,414,838
Financial liabilities	(5,875,729)	(6,066,554)
Financial assets and liabilities	(1,578,906)	(2,651,716)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (8,193,085)	₩ (7,414,336)